UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/07

Item 1.  Schedule of Investments.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2007 ( Unaudited)
Shares	COMMON STOCKS - 72.49%	Market Value
	Aerospace/Defense-1.08%
2,000	Force Protection, Inc. * #	$ 35,800

	Auto Parts & Equipment-1.01%
4,000	China Automotive Systems, Inc.	33,480

	Banks-2.04%
2,000	East West Bancorp, Inc.	67,480

	Coal-4.02%
2,000	Arch Coal, Inc. #	82,000
15,606	National Coal Corp. *	50,720
		132,720
	Computers-2.50%
1,600	Hewlett Packard Co.#	82,688

	Diversified Financial Services-4.61%
3,700	CIT Group, Inc. #	130,388
4,000	Labranche & Company, Inc. *	21,920
		152,308
	Electronics-0.84%
1,500	L-1 Identity Solutions, Inc. *	27,855

	Energy-Alternate Sources-1.43%
10,000	Evergreen Energy, Inc. *	47,100

	Equity Fund-4.96%
3,500	UltraShort Dow 30 ProShares	163,765

	Food-3.36%
4,981	Tootsie Roll Industries	128,361

	Internet-1.32%
1,400	Yahoo, Inc. *#	43,540

	Machinery-Diversified-0.88%
4,000	Presstek, Inc. * #	29,120

	Media-1.28%
2,000	Comcast Corp.	42,100

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2007 (Unaudited) (Continued)
Shares		Market Value
	Mining-8.26%
1,500	Freeport-McMoran Copper & Gold #	$ 176,520
7,000	Ivanhoe Mines, Ltd.* #	96,180
		272,700
	Miscellaneous Manufacturing-1.31%
1,000	Freightcar America, Inc. #	43,200

	Oil&Gas-8.27%
2,000	Callon Petroleum Co *	29,160
500	Constellation Energy Partners	19,400
3,000	Encore Energy Partners LP	59,460
8,700	McMoran Exploration Co.*	105,966
1,100	Newfield Exploration Co. *#	59,224
		273,210
	Pipelines-9.88%
2,100	Enterprise Products Partners	67,179
7,100	The Williams Companies., Inc. #	259,079
		326,258
	REITS-2.25%
2,000	Ashford Hospitality Trust, Inc.	19,680
3,000	Capitalsource, Inc	54,660
		74,340
	Retail-2.86%
700	Sears Holding Corp *#	94,353

	Semiconductors -2.27%
2,300	Texas Instruments, Inc.	74,980

	Water -7.54%
7,508	Consolidated Water Co.	248,889

	TOTAL COMMON STOCKS (Cost $2,453,520)	2,394,247

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2007 (Unaudited) (Continued)
Principal
Amount	U.S. GOVERNMENT AGENCY - 40.05%	Market Value
	Federal Home Loan Mortgage Company - 2.00%
$ 72,969	5.18%^, 03/15/34	$ 66,117

	Federal National Mortgage Assocation - 1.97%
65,000	6.13% ^, 02/18/14	64,944

	Government National Mortgage Association - 36.08%
755	6.50%, 06/15/2023	775
312,789	6.50%, 07/15/2024	321,538
432,806	6.50%, 09/15/2032	444,912
160,415	6.75%, 01/15/2028	167,625
1,371	7.00%, 07/15/2023	1,429
3,183	7.00%, 11/15/2026	3,319
3,015	7.00%, 09/15/2027	3,143
228,955	7.00%, 06/15/2029	238,685
721	7.00%, 11/15/2029	752
1,381	7.00%, 04/15/2031	1,440
184	7.50%, 05/15/2017	193
1,549	7.50%, 03/15/2024	1,627
201	8.00%, 06/15/2017	210
444	8.00%, 12/15/2021	465
814	8.00%, 02/15/2022	853
38	9.50%, 08/15/2009	40
98	9.50%, 03/15/2020	107
593	10.50%, 01/15/2016	676
240	10.50%, 03/15/2016	273
42	10.50%, 11/20/2018	48
133	10.50%, 05/20/2019	153
184	11.00%, 03/15/2010	198
199	11.00%, 09/15/2010	214
49	11.00%, 09/15/2015	56
270	11.00%, 09/15/2015	307
229	11.00%, 11/15/2015	260
112	11.00%, 08/20/2019	127
1,183	11.00%, 11/20/2019	1,354
254	11.00%, 03/15/2020	286
747	11.00%, 08/20/2020	857
		1,191,922

	TOTAL U.S. GOVERNMENT AGENCY (Cost $1,347,038)	$ 1,322,983

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - October 31, 2007 (Unaudited) (Continued)
Principal
Amount	CORPORATE BONDS - 3.06%	Market Value

	Chemicals - 3.06%
100,000	Union Carbide Corp., 6.70%, 04/01/2009	101,044

	TOTAL CORPORATE BONDS (Cost $101,470)	101,044

	Total Investments in Securities
	(Cost $3,902,028) - 115.60%	3,818,274
	Call Options Written - (3.45)%	(113,796)
	Liabilities on Excess of Other Assets - (12.15%)	(401,519)
	Net Assets - 100.00%	$ 3,302,959

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on October 31, 2007.
ADR-American Depositary Receipt.

At October 31, 2007, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 255,357
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(339,111)
Net unrealized depreciation		$ (83,754)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN- October 31, 2007 (Unaudited) (Continued)
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
11	Arch Coal, Inc.
	Expiration April 2008, Exercise Price $40.00	$ 5,940
20	CIT Group, Inc.
	Expiration January 2008, Exercise Price $45.00	1,000
9	Freeport-McMoran Copper & Gold
	Expiration May 2008, Exercise Price $110.00	17,703
6	Freeport-McMoran Copper & Gold
	Expiration May 2008, Exercise Price $100.00	15,390
16	Hewlett Packard Co.
	Expiration January 2008, Exercise Price $45.00	12,320
70	Ivanhoe Mines, Ltd.
	Expiration March 2008, Exercise Price $17.50	8,750
7	Sears Holding Corp.
	Expiration January 2008, Exercise Price $140.00	6,020
11	Newfield Exploration Co.
	Expiration January 2008, Exercise Price $55.00	2,783
40	Presstek, Inc.
	Expiration January 2008, Exercise Price $7.50	2,000
20	Force Protection, Inc.
	Expiration March 2008, Exercise Price $30.00	2,100
10	Freightcar America, Inc.
	Expiration December 2007, Exercise Price $55.00	100
71	The Williams Companies, Inc.
	Expiration January 2008, Exercise Price $32.50	34,790
14	Yahoo, Inc.
	Expiration April 2008, Exercise Price $32.50	4,900
	Total Call Options Written (Proceeds $91,363)	$ 113,796

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See Notes to Financial Statements.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/27/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/27/07